Reinsurance Contract Assets Held - Movements in reinsurance contract assets held (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2021
Insurance contracts liabilities
Cash flows:
Loss component	$ 64.7	$ 139.0	$ 139.0	$ 190.9
Reinsurance contracts assets held
Cash flows:
Loss component		50.1	$ 50.1	$ 23.0	$ 41.9
Global Insurers and Reinsurers | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Net finance income (expense) from reinsurance contract assets held	(1,401.4)	(1,171.0)
Cash flows:
Amounts received	(15,665.9)	(14,602.3)
Release of risk adjustment for non-financial risk as claims are paid	(589.9)	(508.5)
Global Insurers and Reinsurers | Reinsurance contracts assets held
Cash flows:
Premiums paid	2,640.5	2,506.0
Amounts received	(2,005.0)	(1,333.0)
Release of risk adjustment for non-financial risk as claims are paid	(200.9)	(198.4)
Global Insurers and Reinsurers | Estimates of present value of future cash flows | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	(9,596.8)	(9,950.5)
Global Insurers and Reinsurers | Estimates of present value of future cash flows | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	1,996.4	1,977.6
Net finance income (expense) from reinsurance contract assets held	392.6	279.8
Global Insurers and Reinsurers | Risk adjustment for non-financial risk | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	(677.1)	(597.9)
Global Insurers and Reinsurers | Risk adjustment for non-financial risk | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	219.3	176.0
Global Insurers and Reinsurers | Assets for incurred claims | Estimates of present value of future cash flows | Insurance contracts liabilities
Cash flows:
Insurance contracts, favorable prior year reserve development		98.0
Insurance contracts, adverse prior year reserve development	(43.8)
North American Insurers | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Net finance income (expense) from reinsurance contract assets held	(407.6)	(422.1)
Cash flows:
Amounts received	(8,229.0)	(7,442.7)
Release of risk adjustment for non-financial risk as claims are paid	(155.9)	(133.5)
North American Insurers | Reinsurance contracts assets held
Cash flows:
Premiums paid	1,122.7	880.2
Amounts received	(793.3)	(526.8)
Release of risk adjustment for non-financial risk as claims are paid	(40.4)	(24.3)
North American Insurers | Estimates of present value of future cash flows | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	(5,104.1)	(4,336.1)
North American Insurers | Estimates of present value of future cash flows | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	973.7	559.5
Net finance income (expense) from reinsurance contract assets held	49.7	(28.9)
North American Insurers | Risk adjustment for non-financial risk | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	(191.1)	(152.8)
North American Insurers | Risk adjustment for non-financial risk | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	53.1	40.0
North American Insurers | Assets for incurred claims | Estimates of present value of future cash flows | Insurance contracts liabilities
Cash flows:
Insurance contracts, favorable prior year reserve development	53.0	98.8
International Insurers and Reinsurers | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Net finance income (expense) from reinsurance contract assets held	(156.7)
Cash flows:
Amounts received	(3,296.3)	(2,665.1)
International Insurers and Reinsurers | Reinsurance contracts assets held
Cash flows:
Premiums paid	1,023.0	863.1
Amounts received	(704.3)	(555.5)
International Insurers and Reinsurers | Estimates of present value of future cash flows | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	(1,779.7)	(1,685.7)
International Insurers and Reinsurers | Estimates of present value of future cash flows | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	526.1	622.3
Net finance income (expense) from reinsurance contract assets held	78.6	17.6
International Insurers and Reinsurers | Risk adjustment for non-financial risk | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	(103.0)	(74.4)
International Insurers and Reinsurers | Risk adjustment for non-financial risk | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	57.7	45.7
International Insurers and Reinsurers | Assets for incurred claims | Estimates of present value of future cash flows | Insurance contracts liabilities
Cash flows:
Insurance contracts, favorable prior year reserve development	217.8
Insurance contracts, adverse prior year reserve development		(359.9)
Property and Casualty Insurance and Reinsurance | Insurance contracts liabilities
Reinsurance Contract Assets Held
Beginning Balance	(36,489.8)	(35,415.6)
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	(17,435.6)	(16,904.2)
Prior year reserve development and release of risk adjustment on prior year claims	868.0	870.1
Recoveries of insurance service expenses	(21,221.7)	(20,190.6)
Net reinsurance result	4,873.3	4,304.2
Net finance income (expense) from reinsurance contract assets held	(1,969.9)	1,582.2
Foreign exchange effects and other	(85.8)	641.5
Total changes in the consolidated statement of comprehensive income	2,817.6	6,527.9
Cash flows:
Amounts received	(27,191.2)	(24,710.1)
Changes in funds withheld	(120.5)	109.2
Total changes from cash flows	(6,577.2)	(7,599.4)
Investment components and other	23.3	(2.7)
Contracts recognized on acquisition of subsidiary	1,566.6
Ending Balance	(41,792.7)	(36,489.8)
Property and Casualty Insurance and Reinsurance | Reinsurance contracts assets held
Reinsurance Contract Assets Held
Beginning Balance	8,674.2	8,587.1
Changes in the consolidated statement of comprehensive income:
Cost of reinsurance	(4,759.6)	(4,344.7)
Recoveries of incurred claims and other insurance service expenses	3,798.5	3,429.5
Prior year reserve development and release of risk adjustment on prior year claims	(39.4)	(416.6)
Recoveries of insurance service expenses	3,759.1	3,012.9
Net reinsurance result	(1,000.5)	(1,331.8)
Net finance income (expense) from reinsurance contract assets held	521.7	(291.0)
Foreign exchange effects and other	(132.8)	(113.5)
Total changes in the consolidated statement of comprehensive income	(611.6)	(1,736.3)
Cash flows:
Premiums paid	4,786.2	4,249.3
Amounts received	(3,502.6)	(2,415.3)
Changes in funds withheld	(17.7)	(4.0)
Total changes from cash flows	1,265.9	1,830.0
Investment components and other	0.8	(6.6)
Contracts recognized on acquisition of subsidiary	524.4
Ending Balance	9,853.7	8,674.2
Property and Casualty Insurance and Reinsurance | Assets for remaining coverage | Reinsurance contracts assets held
Reinsurance Contract Assets Held
Beginning Balance	(144.0)	(135.7)
Changes in the consolidated statement of comprehensive income:
Cost of reinsurance	(4,759.6)	(4,344.7)
Recoveries of incurred claims and other insurance service expenses	(27.8)	8.4
Recoveries of insurance service expenses	(27.8)	8.4
Net reinsurance result	(4,787.4)	(4,336.3)
Net finance income (expense) from reinsurance contract assets held	0.8	0.1
Foreign exchange effects and other	(41.9)	77.8
Total changes in the consolidated statement of comprehensive income	(4,828.5)	(4,258.4)
Cash flows:
Premiums paid	4,786.2	4,249.3
Changes in funds withheld	(3.1)	(2.7)
Total changes from cash flows	4,783.1	4,246.6
Investment components and other	(7.2)	3.5
Contracts recognized on acquisition of subsidiary	376.7
Ending Balance	180.1	(144.0)
Property and Casualty Insurance and Reinsurance | Assets for incurred claims | Estimates of present value of future cash flows | Reinsurance contracts assets held
Reinsurance Contract Assets Held
Beginning Balance	8,011.6	7,905.8
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	3,496.2	3,159.4
Prior year reserve development and release of risk adjustment on prior year claims	227.0	(163.1)
Recoveries of insurance service expenses	3,723.2	2,996.3
Net reinsurance result	3,723.2	2,996.3
Net finance income (expense) from reinsurance contract assets held	520.9	(291.1)
Foreign exchange effects and other	(59.0)	(172.7)
Total changes in the consolidated statement of comprehensive income	4,185.1	2,532.5
Cash flows:
Amounts received	(3,502.6)	(2,415.3)
Changes in funds withheld	(14.6)	(1.3)
Total changes from cash flows	(3,517.2)	(2,416.6)
Investment components and other	8.0	(10.1)
Contracts recognized on acquisition of subsidiary	133.5
Ending Balance	8,821.0	8,011.6
Property and Casualty Insurance and Reinsurance | Assets for incurred claims | Risk adjustment for non-financial risk | Reinsurance contracts assets held
Reinsurance Contract Assets Held
Beginning Balance	806.6	817.0
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	330.1	261.7
Prior year reserve development and release of risk adjustment on prior year claims	(266.4)	(253.5)
Recoveries of insurance service expenses	63.7	8.2
Net reinsurance result	63.7	8.2
Foreign exchange effects and other	(31.9)	(18.6)
Total changes in the consolidated statement of comprehensive income	31.8	(10.4)
Cash flows:
Contracts recognized on acquisition of subsidiary	14.2
Ending Balance	$ 852.6	$ 806.6